Shareholder Report, Line Graph (Details) WE0000000002530A_Dimensional US Large Cap Value ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Dec. 06, 2022	Oct. 31, 2025
Dimensional US Large Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional US Large Cap Value ETF – NAV
Accumulated Value	$ 12,800	$ 9,755	$ 10,000	$ 13,961
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
Accumulated Value	14,856	10,760	10,000	$ 17,996
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
Accumulated Value	$ 12,751	$ 9,735	$ 10,000	$ 14,172